Sales of Vessels (Details) $ in Thousands	1 Months Ended		3 Months Ended				6 Months Ended
	Feb. 28, 2017 USD ($)	Jan. 31, 2017 vessel	Jun. 30, 2017 USD ($) vessel	Mar. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) vessel	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($) vessel
Property, Plant and Equipment [Line Items]
Sale price							$ 40,686	$ 0
(Loss) gain on sale of vessels			$ (142)			$ (6,420)	(4,569)	(6,420)
Aframax Tanker
Property, Plant and Equipment [Line Items]
Loss on sale of vessels			$ 200				$ 4,600
Number of tankers sold | vessel			1
Sale price				$ 7,500
Write-downs				2,800
Ship-to-ship Support Vessel
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel			1
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Loss on sale of vessels				$ 1,500
Number of tankers sold | vessel				2
Sale price	$ 1,300
Suezmaxes Tankers Two
Property, Plant and Equipment [Line Items]
Loss on sale of vessels				$ 300
Number of tankers sold | vessel		1
Sale price					$ 16,900
MR Tanker
Property, Plant and Equipment [Line Items]
(Loss) gain on sale of vessels						$ (6,400)		$ (6,400)
Conventional Tanker Segment | MR Tanker
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel						1		1